Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Instruments [Line Items]
Book value of senior notes	$ 4,300
Estimated fair value of notes payable	4,300
Accounts receivable net	$ 7,376	$ 7,881
Percentage of credit sales less than 5%	5.00%	5.00%
Supplier Finance Program [Member]
Disclosure Of Financial Instruments [Line Items]
Supplier financing programme current financial statement position extensible enumeration	Accounts payable	Accounts payable
Supplier financing programme obligation current	$ 86	$ 132
Minimum [Member] | Supplier Finance Program [Member]
Disclosure Of Financial Instruments [Line Items]
Supplier financing programme payment timing period	6 months
Maximum [Member] | Supplier Finance Program [Member]
Disclosure Of Financial Instruments [Line Items]
Supplier financing programme payment timing period	18 months
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Six Largest Company [Member]
Disclosure Of Financial Instruments [Line Items]
Percentage to six largest customers	73.00%	76.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Newer Electric Vehicle Focused Customers [Member]
Disclosure Of Financial Instruments [Line Items]
Accounts receivable net	$ 300	$ 600
Foreign Exchange Forward [Member]
Disclosure Of Financial Instruments [Line Items]
Foreign exchange forward contracts, gain recognized in other comprehensive loss	38
Foreign exchange forward contracts, loss recognized in other comprehensive loss	$ 116